ACCRUED EXPENSES AND OTHER LIABILITIES	12 Months Ended
Dec. 31, 2018
ACCRUED EXPENSES AND OTHER LIABILITIES
ACCRUED EXPENSES AND OTHER LIABILITIES

7.       ACCRUED EXPENSES AND OTHER LIABILITIES

	December 31,	December 31,
	2017	2018
	RMB	RMB
Accrued payroll and welfare	56,730	52,130
Tax payable	785,217	213,282
Accrued customer incentives	197,816	205,072
Accrued advertisement expense	169,827	130,203
Payable to investor of beneficiary rights under repurchase agreement (Note 2)	50,000	22,624
Funds collected on behalf of third-party guarantee companies (i)	—	231,467
Long-term borrowings (ii)	—	192,419
Other accrued expenses	37,060	41,175
Total accrued expenses and other current liabilities	1,296,650	1,088,372
(i)	Funds collected on behalf of third-party guarantee companies include the guarantee fee of RMB165 million and guarantee funds of RMB66 million under the credit assurance program as disclosed in Note 2.
(ii)

In June 2018, the Group entered into funding arrangements with a financial institution, with principal amount of RMB324 million. The final due date is 36 months after the signing date, and the annual interest rate is 11%. The borrowings are recognized at amortized cost.